Accounts receivable	12 Months Ended
Mar. 30, 2013
Receivables [Abstract]
Accounts receivable
3.	Accounts receivable:

Accounts receivable at March 30, 2013 and March 31, 2012 consist of the following:

	As of
	March 30, 2013	March 31, 2012
	(In thousands)
Customer trade receivables	$4,884	$5,135
Other receivables	1,755	1,965

	$6,639	$7,100

Included in customer trade receivables as of March 30, 2013 and March 31, 2012, was $0.3 million and $0.2 million, respectively, of net trade receivables on nonaccrual status.

Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 27, 2010	$2,518
Additional provision recorded	247
Net write-offs	(283)

Balance March 26, 2011	2,482
Additional provision recorded	231
Net write-offs	(248)

Balance March 31, 2012	2,465
Reduction in provision recorded	(23)
Net write-offs	(333)

Balance March 30, 2013	$2,109

Certain sales plans relating to customers’ use of Mayors credit cards provide for revolving lines of credit and/or installment plans under which the payment terms exceed one year. These receivables, amounting to approximately $2.9 million and $3.7 million at March 30, 2013 and March 31, 2012, respectively, are included in accounts receivable in the accompanying consolidated balance sheets.